Consolidated Statements of Comprehensive Income (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Net income	€ 1,146,316	€ 1,466,960	[1]	€ 1,021,820
Foreign currency translation:
Gain (loss) on foreign currency translation	8,063	(17,473)		22,286
Financial instruments, net of taxes:
Gain (loss) on derivative financial instruments	214	(4,610)		(49,175)
Transfers to net income	(7,761)	51,963		47,954
Comprehensive income	€ 1,146,832	€ 1,496,840		€ 1,042,885

[1]	As of January 1, 2011, we adopted Accounting Standards Update ("ASU") 2009-13, "Revenue Arrangements with Multiple Deliverables" which amended ASC 605-25. The ASU was adopted prospectively and had an insignificant impact on timing and allocation of revenues. See Note 1 to the consolidated financial statements.